May 5, 2008

VIA EDGAR

Mr. John Ganley, Esquire

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust II
File Nos. 033-43089; 811-06431

Dear Mr. Ganley:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust II (the “Trust”) hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 29, 2008 and became effective on May 1, 2008.

Very truly yours,

Managers Trust II

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer and Chief Financial Officer

cc:	Rajib Chanda, Esquire
Ropes & Gray LLP